Geographic Information (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	$ 58,123	$ 71,360
Israel [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	22,263	27,944
North America [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	4,737	8,245
APAC [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	20,104	20,871
Europe [Member]
Geographic Information (Details) - Schedule of property and equipment [Line Items]
Property and equipment	$ 11,019	$ 14,300